Discontinued and Held-for-sale Operations (Select Balance Sheet Information for Held-for-sale Operations) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash and Due from Banks	$ 1,073	$ 2,475
Interest-bearing Deposits in Banks and Other Financial Institutions	6,440	10,560
Total cash and cash equivalents	7,513	13,035	11,670	14,788
Available-for-sale Securities	14,178	15,135
Loans held-for-sale, net	2,576	8,557
Finance receivables and loans, net	99,055	114,755
Loans and Leases Receivable, Allowance	(1,170)	(1,503)
Total finance receivables and loans, net	97,885	113,252
Investment in operating leases, net	13,550	9,275
Premiums receivable and other insurance assets	1,609	1,853
Other Assets	11,908	18,741
Total assets	182,347	184,059	172,008
Interest-bearing deposit liabilities	45,938	43,021
Short-term borrowings	7,461	7,680
Long-term debt	74,561	92,885
Interest payable	932	1,587
Unearned insurance premiums and service revenue	2,296	2,576
Accrued expenses and other liabilities	6,585	14,664
Total liabilities	162,449	164,779
Mortgage Operations [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash and Due from Banks		0
Interest-bearing Deposits in Banks and Other Financial Institutions		0
Total cash and cash equivalents		0
Available-for-sale Securities		0
Loans held-for-sale, net		260
Finance receivables and loans, net		285
Loans and Leases Receivable, Allowance		0
Total finance receivables and loans, net		285
Investment in operating leases, net		0
Premiums receivable and other insurance assets		0
Other Assets		140
Impairment on assets of held-for-sale operations		0
Total assets		685
Unearned insurance premiums and service revenue		0
Accrued expenses and other liabilities		80
Total liabilities		80
Insurance Operations [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash and Due from Banks	8	4
Interest-bearing Deposits in Banks and Other Financial Institutions	119	54
Total cash and cash equivalents	127	58
Available-for-sale Securities	576	186
Loans held-for-sale, net		0
Finance receivables and loans, net	0	0
Loans and Leases Receivable, Allowance	0	0
Total finance receivables and loans, net	0	0
Investment in operating leases, net	0	0
Premiums receivable and other insurance assets	277	77
Other Assets	94	14
Impairment on assets of held-for-sale operations	(53)	0
Total assets	1,021	335
Interest-bearing deposit liabilities	0
Short-term borrowings	0
Long-term debt	0
Interest payable	0
Unearned insurance premiums and service revenue	506	130
Accrued expenses and other liabilities	297	99
Total liabilities	803	229
Automotive finance operations [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash and Due from Banks	100	55
Interest-bearing Deposits in Banks and Other Financial Institutions	1,918	38
Total cash and cash equivalents	2,018	93
Available-for-sale Securities	424	0
Loans held-for-sale, net		0
Finance receivables and loans, net	25,835	11
Loans and Leases Receivable, Allowance	(208)	(1)
Total finance receivables and loans, net	25,627	10
Investment in operating leases, net	144	91
Premiums receivable and other insurance assets	0	0
Other Assets	2,942	30
Impairment on assets of held-for-sale operations	0	(174)
Total assets	31,155	50
Interest-bearing deposit liabilities	3,907
Short-term borrowings	2,800
Long-term debt	13,514
Interest payable	177
Unearned insurance premiums and service revenue	0	0
Accrued expenses and other liabilities	1,498	28
Total liabilities	21,896	28
Discontinued Operation Or Assets Disposal [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash and Due from Banks	108	59
Interest-bearing Deposits in Banks and Other Financial Institutions	2,037	92
Total cash and cash equivalents	2,145	151
Available-for-sale Securities	1,000	186
Loans held-for-sale, net		260
Finance receivables and loans, net	25,835	296
Loans and Leases Receivable, Allowance	(208)	(1)
Total finance receivables and loans, net	25,627	295
Investment in operating leases, net	144	91
Premiums receivable and other insurance assets	277	77
Other Assets	3,036	184
Impairment on assets of held-for-sale operations	(53)	(174)
Total assets	32,176	1,070
Interest-bearing deposit liabilities	3,907
Short-term borrowings	2,800
Long-term debt	13,514
Interest payable	177
Unearned insurance premiums and service revenue	506	130
Accrued expenses and other liabilities	1,795	207
Total liabilities	$ 22,699	$ 337